Asset Acquisition and Non-controlling Interest (“NCI”) (Tables)	9 Months Ended
Mar. 31, 2023
Asset Acquisitions And Interests In Other Entities [Abstract]
Financial Information for Subsidiaries and Net Change in Non-Controlling Interests
The change in non-controlling interest is as follows:

	Bevo	Other	Total
	$	$	$
Balance, June 30, 2021	—	—	—
Additions	—	866	866
Share of (loss) profit for the period	—	(355)	(355)
Balance, June 30, 2022	—	511	511
Acquired through business acquisitions (Note 13)	25,925	—	25,925
Change in ownership interests in net assets	11,923	—	11,923
Share of (loss) profit for the period	(4,944)	(2,354)	(7,298)
Balance, March 31, 2023	32,904	(1,843)	31,061